Income Taxes (Summary of Income Tax Holiday) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
The aggregate dollar effect	$ 2,369,593	$ 3,009,966	$ 7,979,279
Per share effect - basic and diluted	$ 0.00	$ 0.00	$ 0.00